Adoption of IFRS 16 Leases	12 Months Ended
Dec. 31, 2019
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Adoption of IFRS 16 Leases

3 - ADOPTION OF IFRS 16 LEASES
IFRS 16 was adopted as from January 1, 2019. All operating lease contracts, with limited exceptions, were recognised on the balance sheet by recognising right-of-use assets and corresponding lease liabilities at the transition date. Shell applied the modified retrospective transition method, and consequently comparative information is not restated. As a practical expedient, no reassessment was performed of contracts that were previously identified as leases and contracts that were not previously identified as containing a lease applying IAS 17 Leases ("IAS 17") and IFRIC 4 Determining whether an Arrangement contains a Lease. At the adoption date, additional lease liabilities were recognised for leases previously classified as operating leases applying IAS 17. These lease liabilities were measured at the present value of the remaining lease payments and discounted using entity-specific incremental borrowing rates at January 1, 2019. In general, a corresponding right-of-use asset was recognised for an amount equal to each lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the specific lease contract, as recognised on the balance sheet at December 31, 2018. Provisions for onerous lease contracts at December 31, 2018 were adjusted to the respective right-of-use assets recognised at January 1, 2019. As a practical expedient the recognition exemption for leases with a remaining term of less than 12 months from the adoption date was applied upon adoption.

At the transition date, the remaining lease payments were discounted, as required under the transition approach chosen, using the incremental borrowing rate as per the transition date of January 1, 2019. To determine the incremental borrowing rate for each lease contract, a risk-free rate at transition date was applied, adjusted for other factors such as the credit rating of the entity that entered into the lease contract, a country risk premium, the impact of currency, an asset specific element and the term the the lease contract. The weighted average incremental borrowing rate applied upon transition was 7.2%.

Compared with the previous accounting for operating leases under IAS 17, the application of the new standard has a significant impact on the classification of expenditures and cash flows. It also impacts the timing of expenses recognised in the statement of income. With effect from 2019, expenses related to leases previously classified as operating leases are presented under 'Depreciation, depletion and amortisation' and 'Interest expense'. Before 2019, these were mainly included in 'Purchases, Production and manufacturing expenses', and 'Selling, distribution and administrative expenses'. Payments related to leases previously classified as operating leases are presented under 'Cash flow from financing activities' (before 2019 these were included in 'Cash flow from operating activities' and 'Cash flow from investing activities').

The adoption of the new standard had an accumulated impact at January 1, 2019 of $4 million on equity following the recognition of lease liabilities of $16.0 billion and additional right-of-use assets of $15.6 billion and reclassifications mainly related to pre-paid leases and onerous contracts previously recognised.

The reconciliation of differences between the operating lease commitments disclosed under the prior standard and the additional lease liabilities recognised on the balance sheet at January 1, 2019 is as follows:

Lease liabilities reconciliation	$ million
Undiscounted future minimum lease payments under operating leases at December 31, 2018	24,219
Impact of discounting	(5,167)
Leases not yet commenced at January 1, 2019	(2,586)
Short-term leases	(277)
Long-term leases expiring before December 31, 2019	(192)
Other reconciling items (net)	40
Additional lease liability at January 1, 2019	16,037
Finance lease liability at December 31, 2018	14,026
Total lease liability at January 1, 2019	30,063

The detailed impact on the balance sheet at January 1, 2019, is as follows:

Consolidated Balance Sheet	$ million
	Dec 31, 2018	IFRS 16 impact	Jan 1, 2019
Assets
Non-current assets
Intangible assets	23,586	—	23,586
Property, plant and equipment	223,175	15,558	238,733
Joint ventures and associates	25,329	—	25,329
Investments in securities	3,074	—	3,074
Deferred tax	12,097	—	12,097
Retirement benefits	6,051	—	6,051
Trade and other receivables [A]	7,826	(814)	7,012
Derivative financial instruments	574	—	574
	301,712	14,744	316,456
Current assets
Inventories	21,117	—	21,117
Trade and other receivables	42,431	69	42,500
Derivative financial instruments	7,193	—	7,193
Cash and cash equivalents	26,741	—	26,741
	97,482	69	97,551
Total assets	399,194	14,813	414,007
Liabilities
Non-current liabilities
Debt	66,690	13,125	79,815
Trade and other payables [B]	2,735	(540)	2,195
Derivative financial instruments	1,399	—	1,399
Deferred tax	14,837	—	14,837
Retirement benefits	11,653	—	11,653
Decommissioning and other provisions [C]	21,533	(347)	21,186
	118,847	12,238	131,085
Current liabilities
Debt	10,134	2,912	13,046
Trade and other payables	48,888	(23)	48,865
Derivative financial instruments	7,184	—	7,184
Taxes payable	7,497	—	7,497
Retirement benefits	451	—	451
Decommissioning and other provisions [C]	3,659	(318)	3,341
	77,813	2,571	80,384
Total liabilities	196,660	14,809	211,469
Equity
Share capital	685	—	685
Shares held in trust	(1,260)	—	(1,260)
Other reserves	16,615	—	16,615
Retained earnings	182,606	4	182,610
Equity attributable to Royal Dutch Shell plc shareholders	198,646	4	198,650
Non-controlling interest	3,888	—	3,888
Total equity	202,534	4	202,538
Total liabilities and equity	399,194	14,813	414,007
[A] Mainly in respect of pre-paid leases.
[B] Mainly related to operating lease contracts that were measured at fair value under IFRS 3 Business Combinations following the acquisition of BG in 2016.
[C] Mainly in respect of onerous contracts.